Accounting pronouncements adopted (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lease assets	$ 2,057
Accounting Standards Update 2016-02 [Member]
Lease assets		$ 2,680
Unamortized lease inducements		$ 260